FAM Equity-Income Fund

Investor Share Class (FAMEX)
Summary Prospectus                     May 1, 2011

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at http://www.famfunds.com/fam_funds/reports.cfm. You may also obtain this information about the Fund at no cost by calling 800.932.3271 or by sending an email request to info@famfunds.com. The Fund's full prospectus and Statement of Additional Information, dated May 1, 2011, are incorporated by reference into this summary prospectus.

Investment Objective:  FAM Equity-Income Fund's investment objective is to provide current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing stocks that pay dividends .  The Fund distributes its income on a quarterly basis .

Fees and Expenses of the Fund:  The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund .

S H A R E H O L D E R   F E E S

(fees paid directly from your investment)

Investor Class

Maximum sales charge (load) on purchase

none

Maximum deferred sales charge (load)

none

Redemption fee

none

A N N UA L  F U N D  O P E R AT I N G  E X P E N S E S

(expenses that you pay each year as a percentage of the value of your investment)

Investor Class

Management Fees

1.00%

Distribution and Service (12b-1) Fees

none

Other expenses1

0.40%

Acquired Fund Fees and Expenses

0.01%

Total Annual Fund Operating Expense

1.41%

Fee Waiver and/or Expense Reimbursement

0.01%

Total annual fund operating expenses after fee waiver

and/or expense reimbursement

1.40%

1FAM has entered into a contractual agreement with FAM Equity-Income Fund to limit the total operating expenses of the Fund’s

Investor Class shares to 1.40% of its average daily net assets through May 1, 2012. This expense limitation agreement may only be amended by the Fund's Board of Trustees. The expense limitation does not limit acquired fund fees and expenses.

Expense Example:  This Example is intended to help you compare the cost of investing in other mutual funds .  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods .  The Example also assumes that your invest-

ment has a 5% return each year and that the Fund's operating expenses remain the same .  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

E X P E N S E  E X A M P L E

1 YEAR

3 YEARS

5 YEARS

10 YEARS

Investor Class

$144

$446

$   771

$1,691

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio) .  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account .  These costs, which are not reﬂected in annual fund operating expenses or in the Example, affect the Fund's performance .  During the most recent fiscal year, the Fund's portfolio turnover rate was 13 .38% of the average value of its portfolio .

Principal Investment Strategies:  Fenimore Asset Management, Inc . ("Fenimore"), the investment advisor to the Fund employs a "value approach" in making its common stock selections .  This approach is based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's "true business worth" .  Factors considered in evaluating the true business worth include the company's current earnings and Fenimore's opinion as to its future earnings potential .  After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the "true business worth" nears the market price of the company's securities .

Under normal market conditions, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks .  The Fund may invest in the securities of issuers of all sizes and market capitalizations .

Principal Risks:

• Stock Market Risk -  the value of stocks ﬂuctuate in response to the activities of individual
        companies and general stock market and economic conditions .  Stock prices may decline over         short orextended periods of time .  Stocks are more volatile and riskier than some other forms of         investments .

• Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down .

• Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies .

• Market Risk - the value of your investment will go up and down, which means that you could lose money .

AnnualTotal Return: The following bar chart and table show some indication of the risks of investing in the Fund .  The bar chart shows changes in the Investor Share Class performance since 2001 .  The table shows how Investor Class shares' average annual returns   (before and after taxes ) for the of one year, five year and ten year periods compared to those of the Russell 2000 Index .  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future .  Updated performance information may be obtained at the Fund's website www .famfunds .com .

F A M   E Q U I T Y- I N C O M E   F U N D

35%

25%

20. 79%

20. 30%

21. 43% 17. 47%

14. 04%

15%

Best Quarter (ended 6/30/09):

5. 75%

6. 57%

5%

16.68%

                                                                                                                                         Worst Quarter (ended 12/31/08):

‐5%

‐2. 25%

‐3. 64%

-21.88%

‐15%

‐25%

‐35%

‐29. 04%

A V E R A G E   A N N U A L   T O T A L   R E T U R N

(for the years ending December 31, 2010)

I N V E S T O R   C L A S S

1 YEAR

5 YEARS

10 YEARS

Return before taxes

17.47%

0.78%

5.94%

Return after taxes on distributions

16.62%

-0.12%

5.23%

Return after taxes on distributions and sale of fund share

11.32%

0.33%

4.88%

Russell 2000 Index

26.85%

4.47%

6.33%

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reﬂect the impact of state and local taxes .  Actual after-tax returns depend on the investor's tax situation and may differ from those shown . The  after-tax  returns  are  not  relevant  to  investors  who  hold  their  Fund  shares  through  tax- deferred  arrangements   such  as  401(k)  plans  or  individual  retirement  accounts,  or  to  investors who are tax exempt .

Investment Advisor: Fenimore Asset Management, Inc .

Portfolio Co-Managers: Thomas O . Putnam, Chairman and Paul C . Hogan, CFA of Fenimore Asset

Management, Inc .   Mr .  Putnam  and  Mr .  Hogan  have  co-managed  the  Fund  since  the

Fund's inception in 1996 .

Purchase and Sale of Fund Shares:  The minimum initial purchase is $500 for a regular account and $100 for an individual retirement account .  The minimum subsequent investment is $50 .  You may redeem shares by mail or fax (518 .234 .7793) .  Redemption proceeds will be sent by check to the address of record or by electronic bank transfer .

Tax Information
Fund distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed upon withdrawals made from those arrangments.

Financial Intermediary Compensation
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Fund shares over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.